Annual Total Returns - Voya Investment Grade Credit Fund (Class A I P R6 T W Shares) [BarChart] - Class A I P R6 T W Shares - Voya Investment Grade Credit Fund - Class P	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013
2014	8.52%
2015	0.09%
2016	7.59%
2017	7.59%
2018	(2.72%)
2019	16.00%
2020	12.97%